MEMORANDUM OF CHANGES

                      VAN KAMPEN UNIT TRUSTS, SERIES 1178


     The Prospectus filed with Post-Effective Amendment No. 1 of the Registration Statement on Form S-6 has been revised to reflect information regarding the deposit of Van Kampen Unit Trusts, Series 1178 on January 11, 2012. An effort has been made to set forth below each of the substantive changes and also to reflect the same by blacklining the marked counterparts of the Prospectus submitted with the Post- Effective Amendment.

     Principal Investment Strategy. Hypothetical annual total returns for the S&P 500 Dividend Aristocrats Index and actual annual total returns for the S&P Index together with relevant disclosures have been added following the third paragraph.